Principal Group subsidiaries and associated companies (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Principal Group subsidiaries and associated companies
As at December 31, 2017			Share capital [1]		Equity interest

Algeria
Société par actions SANDOZ	Algiers	DZD	650.0	m	100%

Argentina
Novartis Argentina S.A.	Buenos Aires	ARS	906.1	m	100%
Alcon Laboratorios S.A.	Buenos Aires	ARS	83.9	m	100%

Australia
Novartis Australia Pty Ltd	North Ryde, NSW	AUD	2		100%
Novartis Pharmaceuticals Australia Pty Ltd	North Ryde, NSW	AUD	3.8	m	100%
Sandoz Pty Ltd	North Ryde, NSW	AUD	11.6	m	100%
Alcon Laboratories (Australia) Pty Ltd	Frenchs Forest, NSW	AUD	2.6	m	100%

Austria
Novartis Austria GmbH	Vienna	EUR	1.0	m	100%
Novartis Pharma GmbH	Vienna	EUR	1.1	m	100%
Sandoz GmbH	Kundl	EUR	32.7	m	100%
EBEWE Pharma Ges.m.b.H Nfg. KG	Unterach am Attersee	EUR	1.0	m	100%

Bangladesh
Novartis (Bangladesh) Limited	Gazipur	BDT	162.5	m	60%

Belgium
N.V. Novartis Pharma S.A.	Vilvoorde	EUR	7.1	m	100%
N.V. Sandoz S.A.	Vilvoorde	EUR	19.2	m	100%
S.A. Alcon-Couvreur N.V.	Puurs	EUR	110.6	m	100%
N.V. Alcon S.A.	Vilvoorde	EUR	141 856		100%

Bermuda
Novartis Investment Ltd.	Hamilton	USD	12 000		100%
Novartis Securities Investment Ltd.	Hamilton	CHF	30 000		100%
Novartis Finance Services Ltd.	Hamilton	CHF	20 000		100%
Novartis B2 Ltd.	Hamilton	USD	12 000		100%
Novartis B3 Ltd.	Hamilton	USD	106 400		100%
Triangle International Reinsurance Limited	Hamilton	CHF	1.0	m	100%
Trinity River Insurance Co Ltd.	Hamilton	USD	370 000		100%

Brazil
Novartis Biociências S.A.	São Paulo	BRL	265.0	m	100%
Sandoz do Brasil Indústria Farmacêutica Ltda.	Cambé, PR	BRL	190.0	m	100%

Canada
Novartis Pharmaceuticals Canada Inc.	Dorval, Quebec	CAD	13.0	m	100%
Sandoz Canada Inc.	Boucherville, Quebec	CAD	80.8	m	100%
Alcon Canada Inc.	Mississauga, Ontario	CAD	2 500		100%
CIBA Vision Canada Inc.	Mississauga, Ontario	CAD	82 886		100%

Chile
Novartis Chile S.A.	Santiago de Chile	CLP	2.0	bn	100%
Alcon Laboratorios Chile Ltd.	Santiago de Chile	CLP	2.0	bn	100%

China
Beijing Novartis Pharma Co., Ltd.	Beijing	USD	30.0	m	100%
Novartis Pharmaceuticals (HK) Limited	Hong Kong	HKD	200		100%
China Novartis Institutes for BioMedical Research Co., Ltd.	Shanghai	USD	320.0	m	100%
Suzhou Novartis Pharma Technology Co., Ltd.	Changshu	USD	103.4	m	100%
Shanghai Novartis Trading Ltd.	Shanghai	USD	3.2	m	100%
Sandoz (China) Pharmaceutical Co., Ltd.	Zhongshan	USD	36.5	m	100%
Alcon Hong Kong Limited	Hong Kong	HKD	77 000		100%
Alcon (China) Ophthalmic Product Co., Ltd.	Beijing	USD	60.0	m	100%

Colombia
Novartis de Colombia S.A.	Santafé de Bogotá	COP	7.9	bn	100%
Laboratorios Alcon de Colombia S.A.	Santafé de Bogotá	COP	20.9	m	100%

Croatia
Sandoz d.o.o. farmaceutska industrija	Zagreb	HRK	25.6	m	100%

Czech Republic
Novartis s.r.o.	Prague	CZK	51.5	m	100%
Sandoz s.r.o.	Prague	CZK	44.7	m	100%
Alcon Pharmaceuticals (Czech Republic) s.r.o.	Prague	CZK	31.0	m	100%

Denmark
Novartis Healthcare A/S	Copenhagen	DKK	14.0	m	100%
Sandoz A/S	Copenhagen	DKK	12.0	m	100%
Alcon Nordic A/S	Copenhagen	DKK	0.5	m	100%

Ecuador
Novartis Ecuador S.A.	Quito	USD	4.0	m	100%

Egypt
Novartis Pharma S.A.E.	Cairo	EGP	193.8	m	99.77%
Sandoz Egypt Pharma S.A.E.	New Cairo City	EGP	250 000		100%

Finland
Novartis Finland Oy	Espoo	EUR	459 000		100%

As at December 31, 2017			Share capital [1]		Equity interest

France
Novartis Groupe France S.A.	Rueil-Malmaison	EUR	103.0	m	100%
Novartis Pharma S.A.S.	Rueil-Malmaison	EUR	43.4	m	100%
Sandoz S.A.S.	Levallois-Perret	EUR	5.4	m	100%
Laboratoires Alcon S.A.S.	Rueil-Malmaison	EUR	12.9	m	100%

Germany
Novartis Deutschland GmbH	Wehr	EUR	155.5	m	100%
Novartis Business Services GmbH	Wehr	EUR	25 000		100%
Novartis Pharma GmbH	Nuremberg	EUR	25.6	m	100%
Novartis Pharma Produktions GmbH	Wehr	EUR	2.0	m	100%
Sandoz International GmbH	Holzkirchen	EUR	100 000		100%
1 A Pharma GmbH	Oberhaching	EUR	26 000		100%
HEXAL AG	Holzkirchen	EUR	93.7	m	100%
Salutas Pharma GmbH	Barleben	EUR	42.1	m	100%
Aeropharm GmbH	Rudolstadt	EUR	26 000		100%
Alcon Pharma GmbH	Freiburg im Breisgau	EUR	512 000		100%
CIBA Vision GmbH	Grosswallstadt	EUR	15.4	m	100%
WaveLight GmbH	Erlangen	EUR	6.6	m	100%

Gibraltar
Novista Insurance Limited	Gibraltar City	CHF	130.0	m	100%

Greece
Novartis (Hellas) S.A.C.I.	Metamorphosis/Athens	EUR	23.4	m	100%
Alcon Laboratories Hellas- Commercial and Industrial S.A.	Maroussi, Athens	EUR	5.7	m	100%

Hungary
Novartis Hungary Healthcare Limited Liability Company	Budapest	HUF	545.6	m	100%
Sandoz Hungary Limited Liability Company	Budapest	HUF	883.0	m	100%

India
Novartis India Limited	Mumbai	INR	140.7	m	73.4%
Novartis Healthcare Private Limited	Mumbai	INR	60.0	m	100%
Sandoz Private Limited	Mumbai	INR	32.0	m	100%
Alcon Laboratories (India) Private Limited	Bangalore	INR	1.1	bn	100%

Indonesia
PT. Novartis Indonesia	Jakarta	IDR	7.7	bn	100%
PT. CIBA Vision Batam	Batam	IDR	11.9	bn	100%

Ireland
Novartis Ireland Limited	Dublin	EUR	25 000		100%
Novartis Ringaskiddy Limited	Ringaskiddy, County Cork	EUR	2.0	m	100%
Alcon Laboratories Ireland Limited	Cork City	EUR	541 251		100%

Israel
Novartis Israel Ltd.	Petach Tikva	ILS	1 000		100%
Optonol Ltd.	Neve-Ilan	ILS	752 545		100%

Italy
Novartis Farma S.p.A.	Origgio	EUR	18.2	m	100%
Sandoz S.p.A.	Origgio	EUR	1.7	m	100%
Sandoz Industrial Products S.p.A.	Rovereto	EUR	2.6	m	100%
Alcon Italia S.p.A.	Milan	EUR	3.7	m	100%

Japan
Novartis Holding Japan K.K.	Tokyo	JPY	10.0	m	100%
Novartis Pharma K.K.	Tokyo	JPY	6.0	bn	100%
Ciba-Geigy Japan Limited	Tokyo	JPY	8.5	m	100%
Sandoz K.K.	Tokyo	JPY	100.0	m	100%
Alcon Japan Ltd.	Tokyo	JPY	500.0	m	100%

Luxembourg
Novartis Investments S.à r.l.	Luxembourg-Ville	USD	100.0	m	100%
Novartis Finance S.A.	Luxembourg-Ville	USD	100 000		100%

Malaysia
Novartis Corporation (Malaysia) Sdn. Bhd.	Kuala Lumpur	MYR	3.3	m	100%
Alcon Laboratories (Malaysia) Sdn. Bhd.	Petaling Jaya	MYR	1.0	m	100%
CIBA Vision Johor Sdn. Bhd.	Kuala Lumpur	MYR	10.0	m	100%

Mexico
Novartis Farmacéutica, S.A. de C.V.	Mexico City	MXN	205.0	m	100%
Sandoz, S.A. de C.V.	Mexico City	MXN	468.2	m	100%
Alcon Laboratorios, S.A. de C.V.	Mexico City	MXN	5.9	m	100%

Morocco
Novartis Pharma Maroc SA	Casablanca	MAD	80.0	m	100%

Netherlands
Novartis Netherlands B.V.	Arnhem	EUR	1.4	m	100%
Novartis Pharma B.V.	Arnhem	EUR	4.5	m	100%
Sandoz B.V.	Almere	EUR	907 560		100%
Alcon Nederland B.V.	Arnhem	EUR	18 151		100%

New Zealand
Novartis New Zealand Ltd	Auckland	NZD	820 000		100%

As at December 31, 2017			Share capital [1]		Equity interest

Norway
Novartis Norge AS	Oslo	NOK	1.5	m	100%

Pakistan
Novartis Pharma (Pakistan) Limited	Karachi	PKR	3.9	bn	99.99%

Panama
Novartis Pharma (Logistics), Inc.	Panama City	USD	10 000		100%
Alcon Centroamerica S.A.	Panama City	PAB	1 000		100%

Philippines
Novartis Healthcare Philippines, Inc.	Manila	PHP	298.8	m	100%
Sandoz Philippines Corporation	Manila	PHP	30.0	m	100%

Poland
Novartis Poland Sp. z o.o.	Warszawa	PLN	44.2	m	100%
Sandoz Polska Sp. z o.o.	Warszawa	PLN	25.6	m	100%
Lek S.A.	Strykow	PLN	11.4	m	100%
Alcon Polska Sp. z o.o.	Warszawa	PLN	750 000		100%

Portugal
Novartis Portugal SGPS Lda.	Porto Salvo	EUR	500 000		100%
Novartis Farma - Produtos Farmacêuticos S.A.	Porto Salvo	EUR	2.4	m	100%
Sandoz Farmacêutica Lda.	Porto Salvo	EUR	499 900		100%
Alcon Portugal-Produtos e Equipamentos Oftalmológicos Lda.	Porto Salvo	EUR	4.5	m	100%

Romania
Novartis Pharma Services Romania S.R.L.	Bucharest	RON	3.0	m	100%
Sandoz S.R.L.	Targu-Mures	RON	105.2	m	100%
Alcon Romania S.R.L.	Bucharest	RON	10.8	m	100%

Russian Federation
Novartis Pharma LLC	Moscow	RUB	20.0	m	100%
Novartis Neva LLC	St. Petersburg	RUB	1.3	bn	100%
ZAO Sandoz	Moscow	RUB	57.4	m	100%
Alcon Farmacevtika LLC	Moscow	RUB	44.1	m	100%

Saudi Arabia
Saudi Pharmaceutical Distribution Co. Ltd.	Riyadh	SAR	26.8	m	75%

Singapore
Novartis (Singapore) Pte Ltd.	Singapore	SGD	100 000		100%
Novartis Singapore Pharmaceutical Manufacturing Pte Ltd	Singapore	SGD	45.0	m	100%
Novartis Asia Pacific Pharmaceuticals Pte Ltd	Singapore	SGD	39.0	m	100%
Novartis Institute for Tropical Diseases Pte Ltd	Singapore	SGD	2 004		100%
Alcon Pte Ltd	Singapore	SGD	164 000		100%
Alcon Singapore Manufacturing Pte Ltd	Singapore	SGD	101 000		100%
CIBA Vision Asian Manufacturing and Logistics Pte Ltd.	Singapore	SGD	1.0	m	100%

Slovakia
Novartis Slovakia s.r.o.	Bratislava	EUR	2.0	m	100%

Slovenia
Lek Pharmaceuticals d.d.	Ljubjana	EUR	48.4	m	100%
Sandoz Pharmaceuticals d.d.	Ljubjana	EUR	1.5	m	100%

South Africa
Novartis South Africa (Pty) Ltd	Midrand	ZAR	86.3	m	100%
Sandoz South Africa (Pty) Ltd	Kempton Park	ZAR	3.0	m	100%
Alcon Laboratories (South Africa) (Pty) Ltd.	Midrand	ZAR	201 820		100%

South Korea
Novartis Korea Ltd.	Seoul	KRW	24.5	bn	98.55%
Sandoz Korea Ltd.	Seoul	KRW	17.8	bn	100%
Alcon Korea Ltd.	Seoul	KRW	33.8	bn	100%

Spain
Novartis Farmacéutica S.A.	Barcelona	EUR	63.0	m	100%
Sandoz Farmacéutica S.A.	Madrid	EUR	270 450		100%
Sandoz Industrial Products S.A.	Les Franqueses del Vallés / Barcelona	EUR	9.3	m	100%
Alcon Cusi S.A.	Barcelona	EUR	11.6	m	100%
Abadia Retuerta S.A.	Sardón de Duero/Valladolid	EUR	6.0	m	100%

Sweden
Novartis Sverige AB	Täby / Stockholm	SEK	5.0	m	100%

Switzerland
Novartis International AG	Basel	CHF	10.0	m	100%
Novartis Holding AG	Basel	CHF	100.2	m	100%
Novartis International Pharmaceutical Investment AG	Basel	CHF	100 000		100%
Novartis Bioventures AG	Basel	CHF	100 000		100%
Novartis Forschungsstiftung	Basel	--	--		100%
Novartis Stiftung für Kaderausbildung	Basel	--	--		100%
Novartis Mitarbeiterbeteiligungsstiftung	Basel	--	--		100%
Novartis Stiftung für Mensch und Umwelt	Basel	--	--		100%
Stiftung der Novartis AG für Erziehung, Ausbildung und Bildung	Basel	--	--		100%
Novartis Pharma AG	Basel	CHF	350.0	m	100%
Novartis International Pharmaceutical AG	Basel	CHF	100 000		100%
Novartis Pharma Services AG	Basel	CHF	20.0	m	100%
Novartis Pharma Schweizerhalle AG	Muttenz	CHF	18.9	m	100%
Novartis Pharma Stein AG	Stein	CHF	251 000		100%
Novartis Pharma Schweiz AG	Risch	CHF	5.0	m	100%
Sandoz AG	Basel	CHF	5.0	m	100%
Sandoz Pharmaceuticals AG	Risch	CHF	100 000		100%
Alcon Switzerland SA	Risch	CHF	100 000		100%
Alcon Pharmaceuticals Ltd.	Fribourg	CHF	200 000		100%
Roche Holding AG	Basel	CHF	160.0	m	33/6 [2]

As at December 31, 2017			Share capital [1]		Equity interest

Taiwan
Novartis (Taiwan) Co., Ltd.	Taipei	TWD	170.0	m	100%

Thailand
Novartis (Thailand) Limited	Bangkok	THB	302.0	m	100%
Alcon Laboratories (Thailand) Limited	Bangkok	THB	228.1	m	100%

Turkey
Novartis Saglik, Gida ve Tarim Ürünleri Sanayi ve Ticaret A.S.	Istanbul	TRY	98.0	m	100%
Farmanova Saglik Hizmetleri Ltd. Sti.	Istanbul	TRY	6.7	m	100%
Sandoz Ilaç Sanayi ve Ticaret A.S.	Istanbul	TRY	165.2	m	99.99%
Sandoz Syntek Ilaç Hammaddeleri Sanayi ve Ticaret A.S.	Istanbul	TRY	46.0	m	100%
Sandoz Grup Saglik Ürünleri Ilaçlari Sanayi ve Ticaret A.S.	Gebze - Kocaeli	TRY	50.0	m	100%
Alcon Laboratuvarlari Ticaret A.S.	Istanbul	TRY	25.2	m	100%

United Arab Emirates
Novartis Middle East FZE	Dubai	AED	7.0	m	100%

United Kingdom
Novartis UK Limited	Frimley/Camberley	GBP	25.5	m	100%
Novartis Pharmaceuticals UK Limited	Frimley/Camberley	GBP	5.4	m	100%
Novartis Grimsby Limited	Frimley/Camberley	GBP	250.0	m	100%
Ziarco Group Limited	Frimley/Camberley	GBP	3 904		100%
Sandoz Limited	Frimley/Camberley	GBP	2.0	m	100%
Alcon Eye Care UK Limited	Frimley/Camberley	GBP	550 000		100%
Glaxosmithkline Consumer Healthcare Holdings Limited	Brentford, Middlesex	GBP	100 000		36.5%

United States of America
Novartis Corporation	East Hanover, NJ	USD	72.2	m	100%
Novartis Finance Corporation	New York, NY	USD	1 000		100%
Novartis Capital Corporation	New York, NY	USD	1		100%
Novartis Services, Inc.	East Hanover, NJ	USD	1		100%
Novartis US Foundation	New York, NY	--	--		100%
Novartis Pharmaceuticals Corporation	East Hanover, NJ	USD	5.2	m	100%
Novartis Institutes for BioMedical Research, Inc.	Cambridge, MA	USD	1		100%
Corthera, Inc.	San Mateo, CA	USD	1		100%
CoStim Pharmaceuticals Inc.	Cambridge, MA	USD	1		100%
Encore Vision, Inc.	New York, NY	USD	1		100%
Navigate BioPharma Services, Inc.	Wilmington, NC	USD	100		100%
Reprixys Pharmaceuticals Corporation	Oklahoma City, OK	USD	1		100%
Spinifex Pharmaceuticals, Inc.	Wilmington, NC	USD	1		100%
Novartis Institute for Functional Genomics, Inc.	San Diego, CA	USD	1 000		100%
Sandoz Inc.	Princeton, NJ	USD	25 000		100%
Fougera Pharmaceuticals Inc.	Melville, NY	USD	1		100%
Eon Labs, Inc.	Princeton, NJ	USD	1		100%
Alcon Laboratories, Inc.	Fort Worth, TX	USD	1 000		100%
Alcon Refractivehorizons, LLC	Fort Worth, TX	USD	10		100%
Alcon Research, Ltd.	Fort Worth, TX	USD	12.5		100%
Alcon Lensx, Inc.	Aliso Viejo, CA	USD	1		100%
Alcon Laboratories Holding Corporation	Fort Worth, TX	USD	10		100%
Novartis Vaccines and Diagnostics, Inc.	Cambridge, MA	USD	3		100%
ClarVista Medical, Inc.	Aliso Viejo, CA	USD	1		100%
Transcend Medical, Inc.	Menlo Park, CA	USD	1		100%

Venezuela
Novartis de Venezuela, S.A.	Caracas	VEF	1.4	m	100%
Alcon Pharmaceutical, C.A.	Caracas	VEF	5.5	m	100%

In addition, the Group is represented by subsidiaries and associated companies in the following countries: Bosnia/Herzegovina, Bulgaria, Dominican Republic, Guatemala, Kenya, Latvia, the Former Yugoslav Republic of Macedonia, Nigeria, Peru, Puerto Rico, Ukraine and Uruguay

[1] Share capital may not reflect the taxable share capital and does not include any paid-in surplus
[2] Approximately 33% of voting shares; approximately 6% of total net income and equity attributable to Novartis
m = million; bn = billion